INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Crude oil	$ 1,429	$ 1,689
Refined products	1,322	1,290
Energy trading commodity inventories	866	782
Total current inventories	3,617	3,761
Write-downs (reversals of write-downs) of inventories
Crude oil held for trading purpose	154	210
Product inventory expensed	$ 9,400	$ 13,300